Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	Estimated amortization expense for intangible assets is as follows:
For the Years Ending December 31,	Amount
2021	$8,695
2022	8,695
2023	8,695
2024	8,695
2025	4,216
Total	$38,996